RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES [abstract]
Schedule of right-of-use assets and lease liabilities
	2020
	Land use right (a)	Lease of Land use right	Total
	RMB’000	RMB’000	RMB’000

Cost
As at January 1	2,389,526	1,177,246	3,566,772
Additions(b)	9,355	202,008	211,363
As at December 31	2,398,881	1,379,254	3,778,135

Accumulated depreciation
As at January 1	(515,776)	(13,378)	(529,154)
Additions(b)	(52,133)	(13,378)	(65,511)
As at December 31	(567,909)	(26,756)	(594,665)

Net book value
As at December 31	1,830,972	1,352,498	3,183,470
As at January 1	1,873,750	1,163,868	3,037,618

Schedule of amounts recognized in comprehensive income related to lease contracts
	2019	2020
	RMB’000	RMB’000

Depreciation charge of right-of-use assets	65,324	65,511
Interest expense on lease liabilities	57,670	57,629
Expense relating to short-term leases	684,037	846,606
	807,031	969,746

Schedule of aggregate carrying value of ownership certificates of land use right
	Carrying value as at December 31 2020 RMB’000	Reason for delay in obtaining the ownership certificates

Certain pieces of land associated with the operations of Guangshen Line IV, one of the railway lines operated by the Company	1,182,379

Due to the fact that Guangshen Line IV spans across several cities, counties and villages in China, it is practically cumbersome and time consuming for the Group to coordinate and execute the procedures for acquiring the respective land use rights certificates with the respective local bureaus and authorities governing the title registration and transfer, and therefore, the progress of acquiring the formal title certificates has been progressing slowly.